Expense Example {- Fidelity Ohio Municipal Money Market Fund} - 12.31 Fidelity Ohio Municipal Funds Combo PRO-10 - Fidelity Ohio Municipal Money Market Fund - Fidelity Ohio Municipal Money Market Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665